SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    August 4, 2008

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   86

Form 13F Information Table Value Total:              192,056
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value      Shares           Investment  Other      Voting
Name of Issuer            Class        Cusip      (x$1000)   or Prn Amt  SH/PRN Discretion  Managers Authority
Adobe Systems Inc.      com       00724F101           3,044      77,291   SH    sole         n/a     sole
Akamai Technologies     com       00971T101           2,445      70,290   SH    sole         n/a     sole
Allstate Corp.          com       020002101           1,233      27,050   SH    sole         n/a     sole
Altria Group            com       02209S103             323      15,705   SH    sole         n/a     sole
Amazon.com              com       023135106           5,267      71,820   SH    sole         n/a     sole
America Movil - ADR     com       02364W105             950      18,000   SH    sole         n/a     sole
American Express        com       025816109           1,831      48,610   SH    sole         n/a     sole
American Int'l Group    com       026874107           4,441     167,834   SH    sole         n/a     sole
Ameriprise Financial    com       03076C106             394       9,692   SH    sole         n/a     sole
Amgen Inc.              com       031162100           1,302      27,600   SH    sole         n/a     sole
Apollo Group            com       037604105           2,770      62,585   SH    sole         n/a     sole
Apple Inc.              com       037833100           4,219      25,200   SH    sole         n/a     sole
Avon Products Inc.      com       054303102           2,673      74,195   SH    sole         n/a     sole
Bank of Amer. Corp.     com       060505104           3,105     130,100   SH    sole         n/a     sole
Becton, Dickinson       com       075887109             325       4,000   SH    sole         n/a     sole
Bed Bath & Beyond       com       075896100           1,628      57,950   SH    sole         n/a     sole
Berkshire Hathaway B    com       084670207           2,680         668   SH    sole         n/a     sole
Broadcom Corp.          com       111320107           1,957      71,710   SH    sole         n/a     sole
Burlington N SantaFe    com       12189T104             914       9,150   SH    sole         n/a     sole
Carnival Corp.          com       143658300           3,879     117,685   SH    sole         n/a     sole
Celgene Corp.           com       151020104           1,279      20,025   SH    sole         n/a     sole
Cisco Systems Inc.      com       17275R102           3,596     154,602   SH    sole         n/a     sole
Citadel Broadcasting    com       17285T106              22      17,652   SH    sole         n/a     sole
Coach Inc.              com       189754104           1,650      57,145   SH    sole         n/a     sole
Cognizant Tech Sol.     com       192446102           1,733      53,295   SH    sole         n/a     sole
Comcast Corp. Cl 'A'    com       20030N101             828      43,635   SH    sole         n/a     sole
Comcast Special A       com       20030N200             503      26,812   SH    sole         n/a     sole
Corning Inc.            com       219350105           3,891     168,825   SH    sole         n/a     sole
Covance Inc.            com       222816100             957      11,130   SH    sole         n/a     sole
Eli Lilly               com       532457108           2,803      60,716   SH    sole         n/a     sole
Flextronics Intl Ltd    com       Y2573F102           2,441     259,730   SH    sole         n/a     sole
Gannett Co. Inc.        com       364730101             536      24,750   SH    sole         n/a     sole
Genentech Inc.          com       368710406           1,187      15,635   SH    sole         n/a     sole
General Electric Co.    com       369604103           2,283      85,520   SH    sole         n/a     sole
Gilead Sciences Inc.    com       375558103           2,057      38,849   SH    sole         n/a     sole
GlaxoSmithKline PLC     com       37733W105           4,378      99,000   SH    sole         n/a     sole
Goldman Sachs Group     com       38141G104           2,166      12,385   SH    sole         n/a     sole
Graphic Packaging       com       388689101              46      22,815   SH    sole         n/a     sole
Hartford Fin'l Ser.     com       416515104             920      14,250   SH    sole         n/a     sole
Hess Corp.              com       42809H107           3,710      29,400   SH    sole         n/a     sole
Int'l Bus. Machines     com       459200101           5,132      43,301   SH    sole         n/a     sole
Janus Capital Group     com       47102X105           1,124      42,470   SH    sole         n/a     sole
Johnson & Johnson       com       478160104           1,727      26,840   SH    sole         n/a     sole
Kraft Foods Inc.        com       50075N104             309      10,866   SH    sole         n/a     sole
Legg Mason, Inc.        com       524901105           1,039      23,855   SH    sole         n/a     sole
Liberty Entertainment   com       53071M500             450      18,576   SH    sole         n/a     sole
Libery Media Inter A    com       53071M104             343      23,228   SH    sole         n/a     sole
Macy's Inc.             com       55616P104             334      17,200   SH    sole         n/a     sole
Marvell Technology      com       G5876H105           1,766     100,015   SH    sole         n/a     sole
Merck & Co.             com       589331107           3,087      81,912   SH    sole         n/a     sole
Micron Technology       com       595112103             102      17,000   SH    sole         n/a     sole
Monsanto Co.            com       61166W101          15,298     120,993   SH    sole         n/a     sole
Monster Worldwide       com       611742107           1,581      76,720   SH    sole         n/a     sole
News Corp ADR PRF       com       65248E104             205      13,640   SH    sole         n/a     sole
Nordstrom Inc.          com       655664100             970      32,000   SH    sole         n/a     sole
Nortel Networks Corp.   com       656568508             269      32,757   SH    sole         n/a     sole
Paychex, Inc.           com       704326107           1,704      54,465   SH    sole         n/a     sole
PepsiCo Inc.            com       713448108           6,068      95,425   SH    sole         n/a     sole
Pfizer, Inc.            com       717081103           1,066      61,041   SH    sole         n/a     sole
Pharma. Product Dev.    com       717124101             893      20,805   SH    sole         n/a     sole
Philip Morris Int'l     com       718172109             776      15,705   SH    sole         n/a     sole
Plains Explor & Prod    com       7265005100          6,070      83,185   SH    sole         n/a     sole
PowerShares QQQ Trust   com       73935A104           6,746     149,344   SH    sole         n/a     sole
Procter & Gamble        com       742718109           1,946      32,000   SH    sole         n/a     sole
Royal Caribbean Cru.    com       V7780T103             398      17,700   SH    sole         n/a     sole
Royal Dutch Shell PLC   com       780259206           4,282      52,400   SH    sole         n/a     sole
RR Donnelley & Sons     com       257867101             555      18,705   SH    sole         n/a     sole
Seagate Technology      com       G7945J104           1,289      67,385   SH    sole         n/a     sole
Sealed Air Corp.        com       81211K100           1,027      54,000   SH    sole         n/a     sole
St. Jude Medical Inc.   com       790849103           2,530      61,885   SH    sole         n/a     sole
Standard & Poors DR.    com       78462F103          10,355      80,911   SH    sole         n/a     sole
State Street Corp.      com       857477103           1,820      28,440   SH    sole         n/a     sole
Symantec Corp.          com       871503108             232      12,000   SH    sole         n/a     sole
Target Corp.            com       87612E106           2,725      58,620   SH    sole         n/a     sole
Telefonos Mexico 'L'    com       879403780             284      12,000   SH    sole         n/a     sole
Telemex Internacional   com       879690105             193      12,000   SH    sole         n/a     sole
Union Pacific Corp.     com       907818108             755      10,000   SH    sole         n/a     sole
United Parcel Service   com       911312106           2,927      47,615   SH    sole         n/a     sole
Vodafone Grp. PLC ADR   com       92857W100             501      17,007   SH    sole         n/a     sole
Walt Disney Co.         com       254687106           8,478     271,733   SH    sole         n/a     sole
Washington Post 'B'     com       939640108           3,668       6,250   SH    sole         n/a     sole
Western Union Co.       com       959802109           1,312      53,082   SH    sole         n/a     sole
Wyeth                   com       983024100             858      17,900   SH    sole         n/a     sole
Yahoo! Inc.             com       984332106           2,359     114,165   SH    sole         n/a     sole
Yum! Brands Inc.        com       988498101           1,874      53,400   SH    sole         n/a     sole
Zimmer Holdings Inc.    com       98956P102           2,261      33,225   SH    sole         n/a     sole